Revenue - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disaggregation of Revenue [Line Items]
Total Revenue	$ 1,289	$ 1,053
Over-time revenues
Disaggregation of Revenue [Line Items]
Total Revenue	288	221
Point-in-time revenues
Disaggregation of Revenue [Line Items]
Total Revenue	286	247
Nonrelated Party
Disaggregation of Revenue [Line Items]
Total Revenue	901	725
Related Party
Disaggregation of Revenue [Line Items]
Total Revenue	388	328
License and Other Revenue
Disaggregation of Revenue [Line Items]
Total Revenue	574	468
License and Other Revenue | Nonrelated Party
Disaggregation of Revenue [Line Items]
Total Revenue	310	255
License and Other Revenue | Related Party
Disaggregation of Revenue [Line Items]
Total Revenue	264	213
Royalty Revenue
Disaggregation of Revenue [Line Items]
Total Revenue	715	585
Royalty Revenue | Nonrelated Party
Disaggregation of Revenue [Line Items]
Total Revenue	591	470
Royalty Revenue | Related Party
Disaggregation of Revenue [Line Items]
Total Revenue	$ 124	$ 115